Note 16 - Related Party Transactions (Details Textual) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Director [Member] | Vegetables Supply [Member]
Related Party Transaction, Amounts of Transaction	$ 1.4	$ 1.0	$ 1.0
Related Party Foudation [Member] | Charitable Contributions [Member]
Related Party Transaction, Amounts of Transaction	$ 0.4	$ 1.3	$ 2.3